Intangible assets, net	12 Months Ended
Dec. 31, 2021
Goodwill and Intangible Assets Disclosure [Abstract]
Intangible assets, net

10. Intangible assets, net

The Company’s intangible assets with definite useful lives primarily consist of patents and licensed software. The following table summarizes the components of acquired intangible asset balances as of:

	December 31,	December 31,
	2021	2020

Patents	$1,378,836	$1,347,307
Licensed software	28,270,157	5,610,459
Software development costs	129,051	9,412,638
Less: accumulated amortization	(8,229,006)	(2,117,829)
Less: impairment	(14,632,931)	—
Intangible assets, net	$6,916,107	$14,252,575

Amortization expenses for the years ended December 31, 2021, 2020 and 2019 amounted to $3,451,000, $740,641 and $821,203, respectively. The Company assessed some of the licensed software is unlikely to generate cash flow, as of year ended December 2021, it recorded $14,632,931 impairment loss.

The estimated amortization is as follows:

For the year ended December 31	Estimated amortization expense
2022	$1,371,468
2023	1,371,468
2024	1,371,468
2025	1,371,468
2026	1,371,468
Thereafter	58,767
Total	$6,916,107